UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Series Emerging Markets Debt

Fund

Fidelity Series Emerging Markets Debt Fund
Class F

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Emerging Markets Debt Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Series Emerging Markets Debt	.83%
Actual		$ 1,000.00	$ 1,035.80	$ 4.19
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Class F	.72%
Actual		$ 1,000.00	$ 1,036.30	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	10.0	10.2
Argentina	9.5	8.9
Venezuela	7.6	7.4
Turkey	6.2	6.6
Indonesia	6.1	6.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	5.9	6.0
Russian Federation	5.2	4.4
Petroleos Mexicanos	4.8	4.9
Indonesian Republic	4.4	5.1
Argentine Republic	4.3	4.3
	24.6
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Corporate Bonds 32.3%	Corporate Bonds 33.3%
Government Obligations 59.2%	Government Obligations 56.0%
Supranational Obligations 0.1%	Supranational Obligations 0.3%
Preferred Securities 2.2%	Preferred Securities 1.6%
Other Investments 0.5%	Other Investments 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 5.7%	Short-Term Investments and Net Other Assets (Liabilities) 8.3%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.3%
		Principal Amount (d)	Value
Argentina - 2.9%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		$ 4,070,220	$ 4,355,135
10.75% 12/1/20 (Reg. S)		415,800	444,906
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,707,266	1,792,629
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	203,975
11.5% 7/20/20 (Reg. S)		10,000	11,300
Pan American Energy LLC 7.875% 5/7/21 (f)		1,605,000	1,643,119
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		7,927,345	8,006,618
YPF SA:
8.5% 7/28/25 (f)		3,355,000	3,321,450
8.75% 4/4/24 (f)		6,670,000	6,770,050
8.875% 12/19/18 (f)		5,070,000	5,386,875
TOTAL ARGENTINA			31,936,057
Azerbaijan - 0.1%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,250,000	1,189,969
Bailiwick of Jersey - 0.7%
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		7,150,000	6,721,000
5.625% 4/29/20 (Reg. S)		550,000	517,000
TOTAL BAILIWICK OF JERSEY			7,238,000
Bangladesh - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		4,955,000	5,004,550
Bermuda - 0.1%
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		1,690,000	1,630,850
Brazil - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,290,000	2,227,025
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	15,747,000	4,716,604
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		4,550,000	4,163,250
4.875% 10/7/20 (Reg. S)		300,000	274,500
TOTAL BRITISH VIRGIN ISLANDS			9,154,354
Canada - 0.7%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		9,423,000	7,726,860
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		3,220,000	0
TOTAL CANADA			7,726,860
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - 0.4%
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		$ 5,295,000	$ 4,717,104
Georgia - 1.0%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		5,015,000	5,180,756
7.75% 7/5/17 (Reg. S)		1,100,000	1,136,357
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		2,435,000	2,453,263
6.875% 5/16/17 (Reg. S)		450,000	453,375
JSC Georgian Railway 7.75% 7/11/22 (f)		1,365,000	1,480,343
TOTAL GEORGIA			10,704,094
Indonesia - 1.7%
PT Pertamina Persero:
4.3% 5/20/23 (f)		1,880,000	1,800,100
4.3% 5/20/23 (Reg S.)		1,000,000	957,500
4.875% 5/3/22 (f)		2,270,000	2,289,863
5.25% 5/23/21 (f)		2,000,000	2,072,600
5.625% 5/20/43 (f)		2,184,000	1,938,300
5.625% 5/20/43 (Reg. S)		900,000	798,750
6% 5/3/42 (f)		3,845,000	3,567,007
6.5% 5/27/41 (f)		4,795,000	4,753,284
6.5% 5/27/41 (Reg. S)		700,000	693,910
TOTAL INDONESIA			18,871,314
Ireland - 1.8%
EDC Finance Ltd. 4.875% 4/17/20 (f)		3,665,000	3,201,378
MTS International Funding Ltd. 8.625% 6/22/20 (f)		6,545,000	7,055,183
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		9,175,000	9,209,406
TOTAL IRELAND			19,465,967
Kazakhstan - 1.0%
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (f)		1,820,000	1,560,650
7% 5/5/20 (f)		1,300,000	1,396,200
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		3,020,000	2,519,933
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Kazakhstan - continued
Zhaikmunai International BV:
7.125% 11/13/19 (f)		$ 5,225,000	$ 4,944,156
7.125% 11/13/19 (Reg. S)		450,000	425,813
TOTAL KAZAKHSTAN			10,846,752
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	104,200,000	1,628,196
Luxembourg - 2.4%
EVRAZ Group SA:
6.5% 4/22/20 (f)		3,335,000	3,016,508
9.5% 4/24/18 (Reg. S)		7,400,000	7,619,854
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,725,000	2,745,438
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,255,000	2,327,160
RSHB Capital SA 5.298% 12/27/17 (f)		900,000	879,327
SB Capital SA 5.5% 2/26/24 (f)(h)		5,730,000	4,743,798
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,000,000	1,730,000
7.75% 1/27/18		3,420,000	3,332,106
TOTAL LUXEMBOURG			26,394,191
Malaysia - 0.4%
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (f)		2,460,000	2,445,658
Petronas Capital Ltd. 3.5% 3/18/25 (f)		1,565,000	1,548,247
TOTAL MALAYSIA			3,993,905
Mexico - 6.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	62,900,000	3,833,829
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		1,600,000	1,680,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		8,845,000	9,442,038
6.625% 6/15/38		285,000	300,675
8.625% 12/1/23 (h)		320,000	393,280
Petroleos Mexicanos:
3.5% 1/30/23		3,355,000	3,182,889
4.875% 1/24/22		3,035,000	3,156,005
4.875% 1/18/24		2,820,000	2,890,500
5.5% 1/21/21		3,280,000	3,557,160
5.5% 6/27/44		5,455,000	5,018,600
5.5% 6/27/44 (f)		2,520,000	2,318,400
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - continued
Petroleos Mexicanos: - continued
5.625% 1/23/46 (f)		$ 1,690,000	$ 1,577,953
6.375% 1/23/45		7,855,000	8,061,194
6.5% 6/2/41		7,705,000	8,013,200
6.625% (f)(g)		15,980,000	15,920,075
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,285,000	5,456,234
TOTAL MEXICO			74,802,032
Netherlands - 3.6%
GTB Finance BV:
6% 11/8/18 (f)		5,675,000	5,382,738
7.5% 5/19/16 (f)		3,150,000	3,189,375
HSBK BV:
7.25% 5/3/17 (f)		5,530,000	5,709,725
7.25% 5/3/17 (Reg. S)		550,000	567,875
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		875,000	905,625
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,675,000	1,725,250
Majapahit Holding BV 7.75% 1/20/20 (f)		1,035,000	1,196,719
Metinvest BV:
8.75% 2/14/18 (Reg. S)		935,000	523,600
10.5% 11/28/17 (f)		7,780,000	4,473,500
10.5% 11/28/17 (Reg. S)		487,000	280,025
Nord Gold NV 6.375% 5/7/18 (f)		4,490,000	4,445,100
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		4,045,000	3,792,188
Petrobras Global Finance BV:
2.4153% 1/15/19 (h)		740,000	684,130
3% 1/15/19		1,835,000	1,695,834
6.85% 6/5/15		3,360,000	2,756,410
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	51,790,000	860,023
9% 2/13/18 (Reg S.)	RUB	71,420,000	1,185,998
TOTAL NETHERLANDS			39,374,115
Nigeria - 0.5%
Zenith Bank PLC 6.25% 4/22/19 (f)		6,285,000	6,025,744
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,300,000	3,417,816
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)(h)		5,335,000	5,602,460
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (f)		2,785,000	2,718,856
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Turkey - 0.3%
Finansbank A/S 5.5% 5/11/16 (Reg. S)		$ 3,700,000	$ 3,751,060
United Kingdom - 0.8%
Afren PLC:
6.625% 12/9/20 (c)(f)		4,935,000	2,171,400
10.25% 4/8/19 (Reg. S) (c)		5,114,000	2,250,160
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	90,000
Ferrexpo Finance PLC 10.375% 4/7/19 (f)		4,865,000	4,062,275
TOTAL UNITED KINGDOM			8,573,835
United States of America - 0.3%
Southern Copper Corp. 7.5% 7/27/35		2,750,000	3,079,835
Venezuela - 4.2%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,890,000	2,359,825
5.5% 4/12/37		1,725,000	591,675
6% 11/15/26 (f)		3,745,000	1,320,113
8.5% 11/2/17 (f)		44,325,000	30,473,438
8.5% 11/2/17 (Reg. S)		3,600,000	2,475,000
9% 11/17/21 (Reg. S)		2,515,000	1,024,863
9.75% 5/17/35 (f)		11,925,000	4,823,663
12.75% 2/17/22 (f)		7,235,000	3,570,473
TOTAL VENEZUELA			46,639,050
TOTAL NONCONVERTIBLE BONDS (Cost $384,198,752)			356,713,991
Government Obligations - 59.2%

Argentina - 6.6%
Argentine Republic:
7% 10/3/15		9,355,000	9,312,903
7% 4/17/17		39,155,000	37,636,630
Buenos Aires Province:
9.375% 9/14/18 (f)		1,475,000	1,449,188
9.95% 6/9/21		2,475,000	2,419,313
10.875% 1/26/21 (f)		100,000	100,500
10.875% 1/26/21 (Reg. S)		8,610,000	8,653,050
City of Buenos Aires:
8.95% 2/19/21 (f)		5,200,000	5,304,000
9.95% 3/1/17 (f)		1,990,000	2,059,650
Provincia de Cordoba 12.375% 8/17/17 (f)		5,240,000	5,344,800
TOTAL ARGENTINA			72,280,034
Government Obligations - continued
		Principal Amount (d)	Value
Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (f)		$ 4,721,000	$ 4,611,945
7.15% 3/26/25 (f)		2,200,000	2,178,000
TOTAL ARMENIA			6,789,945
Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (f)		1,300,000	1,324,440
Belarus - 2.4%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		14,245,000	14,081,183
8.95% 1/26/18		12,835,000	12,247,799
TOTAL BELARUS			26,328,982
Bolivia - 0.2%
Plurinational State of Bolivia:
5.95% 8/22/23 (f)		1,970,000	2,088,200
5.95% 8/22/23		55,000	58,300
TOTAL BOLIVIA			2,146,500
Brazil - 3.3%
Brazilian Federative Republic:
4.25% 1/7/25		1,850,000	1,786,175
5.625% 1/7/41		10,000,000	9,550,000
7.125% 1/20/37		9,565,000	10,808,450
8.25% 1/20/34		9,305,000	11,561,463
10% 1/1/17	BRL	9,205,000	2,812,947
TOTAL BRAZIL			36,519,035
Colombia - 2.0%
Colombian Republic:
4.375% 3/21/23	COP	5,627,000,000	1,951,468
5% 6/15/45		2,250,000	2,081,250
5.625% 2/26/44		2,375,000	2,404,688
6.125% 1/18/41		3,670,000	3,972,775
7.375% 9/18/37		3,000,000	3,697,500
10.375% 1/28/33		5,384,000	8,092,152
TOTAL COLOMBIA			22,199,833
Government Obligations - continued
		Principal Amount (d)	Value
Congo - 0.9%
Congo Republic 4% 6/30/29		$ 10,852,458	$ 9,636,983
Costa Rica - 0.7%
Costa Rican Republic:
4.25% 1/26/23 (f)		1,700,000	1,569,100
5.625% 4/30/43 (f)		730,000	602,250
7% 4/4/44 (f)		3,840,000	3,715,200
7.158% 3/12/45 (f)		1,750,000	1,706,250
TOTAL COSTA RICA			7,592,800
Croatia - 1.3%
Croatia Republic:
5.5% 4/4/23 (f)		3,115,000	3,202,625
6% 1/26/24 (f)		1,150,000	1,215,840
6.375% 3/24/21 (f)		3,120,000	3,365,700
6.625% 7/14/20 (f)		2,360,000	2,580,872
6.75% 11/5/19 (f)		3,100,000	3,411,922
TOTAL CROATIA			13,776,959
Dominican Republic - 2.0%
Dominican Republic:
1.25% 8/30/24 (h)		5,970,000	5,793,885
5.5% 1/27/25 (f)		2,940,000	2,947,350
5.875% 4/18/24 (f)		1,020,000	1,058,250
5.875% 4/18/24		470,000	487,625
6.85% 1/27/45 (f)		3,620,000	3,692,400
7.45% 4/30/44 (f)		4,385,000	4,790,613
7.5% 5/6/21 (f)		3,060,000	3,434,850
TOTAL DOMINICAN REPUBLIC			22,204,973
Egypt - 0.2%
Arab Republic 5.875% 6/11/25 (f)		1,525,000	1,489,163
Arab Republic of Egypt 6.875% 4/30/40 (f)		550,000	537,625
TOTAL EGYPT			2,026,788
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (f)		1,000,000	990,000
7.65% 6/15/35 (Reg. S)		1,375,000	1,381,875
8.25% 4/10/32 (Reg. S)		1,050,000	1,147,125
TOTAL EL SALVADOR			3,519,000
Government Obligations - continued
		Principal Amount (d)	Value
Gabon - 0.1%
Gabonese Republic 6.95% 6/16/25 (f)		$ 1,210,000	$ 1,200,925
Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (f)		1,475,000	1,593,000
Hungary - 0.9%
Hungarian Republic:
5.375% 3/25/24		1,704,000	1,846,710
5.75% 11/22/23		2,793,000	3,093,248
7.625% 3/29/41		4,028,000	5,337,664
TOTAL HUNGARY			10,277,622
Iceland - 0.1%
Republic of Iceland 5.875% 5/11/22 (f)		1,250,000	1,411,413
Indonesia - 3.9%
Indonesian Republic:
3.375% 4/15/23 (f)		1,615,000	1,522,138
4.875% 5/5/21 (f)		3,450,000	3,661,485
5.25% 1/17/42 (f)		3,195,000	3,071,194
5.375% 10/17/23		1,450,000	1,560,563
5.875% 3/13/20 (f)		2,390,000	2,658,875
6.625% 2/17/37 (f)		3,675,000	4,152,750
6.75% 1/15/44 (f)		3,645,000	4,228,200
7.75% 1/17/38 (f)		8,070,000	10,279,566
7.875% 4/15/19	IDR	20,456,000,000	1,520,886
8.5% 10/12/35 (Reg. S)		7,645,000	10,320,750
TOTAL INDONESIA			42,976,407
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,360,000	9,185,696
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		10,015,000	9,391,066
Lebanon - 1.2%
Lebanese Republic:
4% 12/31/17		5,613,750	5,571,647
4.75% 11/2/16		1,780,000	1,787,761
5.45% 11/28/19		2,760,000	2,777,250
6.375% 3/9/20		2,570,000	2,669,588
TOTAL LEBANON			12,806,246
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - 3.2%
United Mexican States:
4.6% 1/23/46		$ 1,820,000	$ 1,683,500
4.75% 3/8/44		7,563,000	7,184,850
5.55% 1/21/45		1,640,000	1,744,550
6.05% 1/11/40		8,472,000	9,615,720
6.5% 6/10/21	MXN	24,350,000	1,613,202
6.75% 9/27/34		6,535,000	8,201,425
7.5% 4/8/33		1,800,000	2,421,000
8.3% 8/15/31		1,740,000	2,562,150
TOTAL MEXICO			35,026,397
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (f)		2,155,000	2,198,100
5.5% 12/11/42 (f)		1,000,000	1,012,250
TOTAL MOROCCO			3,210,350
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,350,000	1,347,638
Nigeria - 0.3%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		3,750	456,963
Republic of Nigeria 5.125% 7/12/18 (f)		2,470,000	2,479,263
TOTAL NIGERIA			2,936,226
Pakistan - 1.3%
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		6,381,000	6,548,501
7.125% 3/31/16 (Reg. S)		100,000	102,625
7.25% 4/15/19 (f)		6,165,000	6,461,752
8.25% 4/15/24 (f)		1,150,000	1,250,625
TOTAL PAKISTAN			14,363,503
Panama - 0.6%
Panamanian Republic:
3.75% 3/16/25		1,000,000	985,000
6.7% 1/26/36		1,300,000	1,605,500
8.875% 9/30/27		1,265,000	1,789,975
9.375% 4/1/29		1,170,000	1,731,600
TOTAL PANAMA			6,112,075
Government Obligations - continued
		Principal Amount (d)	Value
Peru - 0.6%
Peruvian Republic:
4% 3/7/27 (e)		$ 3,350,000	$ 3,350,000
8.75% 11/21/33		2,385,000	3,601,350
TOTAL PERU			6,951,350
Philippines - 1.2%
Philippine Republic:
7.75% 1/14/31		3,300,000	4,760,250
9.5% 2/2/30		2,995,000	4,848,156
10.625% 3/16/25		2,035,000	3,248,369
TOTAL PHILIPPINES			12,856,775
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (f)		2,668,000	2,734,433
6.125% 1/22/44 (f)		3,368,000	3,778,896
6.75% 2/7/22 (f)		1,651,000	1,927,543
TOTAL ROMANIA			8,440,872
Russia - 5.2%
Russian Federation:
4.875% 9/16/23 (f)		5,675,000	5,612,575
5% 4/29/20 (f)		3,325,000	3,412,448
5.625% 4/4/42 (f)		3,800,000	3,572,000
5.875% 9/16/43 (f)		6,800,000	6,550,032
7.5% 3/31/30 (Reg. S)		11,700,000	13,706,410
12.75% 6/24/28 (Reg. S)		15,595,000	24,419,275
TOTAL RUSSIA			57,272,740
Serbia - 1.2%
Republic of Serbia:
5.25% 11/21/17 (f)		1,580,000	1,632,298
5.875% 12/3/18 (f)		2,995,000	3,148,494
6.75% 11/1/24 (f)		5,514,838	5,605,833
7.25% 9/28/21 (f)		2,200,000	2,464,000
TOTAL SERBIA			12,850,625
South Africa - 0.1%
South African Republic 5.875% 9/16/25		1,195,000	1,323,874
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		1,350,000	1,343,250
Government Obligations - continued
		Principal Amount (d)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
5.875% 7/25/22 (f)		$ 1,545,000	$ 1,517,963
6% 1/14/19 (f)		1,495,000	1,526,769
6.25% 10/4/20 (f)		3,850,000	3,941,630
6.25% 7/27/21 (f)		1,620,000	1,642,275
TOTAL SRI LANKA			9,971,887
Tanzania - 0.1%
United Republic of Tanzania 6.3971% 3/9/20 (h)		990,000	1,001,138
Turkey - 5.9%
Turkish Republic:
3.25% 3/23/23		1,250,000	1,162,500
4.875% 4/16/43		1,675,000	1,524,183
5.125% 3/25/22		2,815,000	2,948,713
5.625% 3/30/21		3,535,000	3,810,377
6.25% 9/26/22		3,125,000	3,476,375
6.75% 4/3/18		4,400,000	4,852,030
6.75% 5/30/40		3,965,000	4,559,750
6.875% 3/17/36		8,220,000	9,535,200
7% 3/11/19		2,670,000	3,000,813
7.25% 3/5/38		5,545,000	6,713,631
7.375% 2/5/25		8,025,000	9,630,000
7.5% 11/7/19		6,105,000	7,039,065
8% 2/14/34		1,900,000	2,450,050
11.875% 1/15/30		2,920,000	4,910,564
TOTAL TURKEY			65,613,251
Ukraine - 0.8%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		2,145,000	1,045,696
Ukraine Government:
7.75% 9/23/20 (f)		2,660,000	1,310,050
7.8% 11/28/22 (f)		4,945,000	2,546,675
7.95% 2/23/21 (f)		1,975,000	1,027,000
9.25% 7/24/17 (f)		7,130,000	3,429,530
TOTAL UKRAINE			9,358,951
United States of America - 2.9%
U.S. Treasury Bonds 2.5% 2/15/45		12,395,000	10,857,252
U.S. Treasury Notes 1.375% 4/30/20		21,845,000	21,587,295
TOTAL UNITED STATES OF AMERICA			32,444,547
Government Obligations - continued
		Principal Amount (d)	Value
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		$ 5,110,000	$ 6,860,175
Venezuela - 3.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		57,010	570,100
5.75% 2/26/16 (Reg S.)		22,225,000	18,363,406
9% 5/7/23 (Reg. S)		4,005,000	1,551,938
9.25% 9/15/27		3,535,000	1,493,538
9.25% 5/7/28 (Reg. S)		3,420,000	1,308,150
9.375% 1/13/34		2,490,000	971,100
11.75% 10/21/26 (Reg. S)		4,945,000	2,126,350
11.95% 8/5/31 (Reg. S)		15,365,000	6,568,538
12.75% 8/23/22		7,550,000	3,491,875
13.625% 8/15/18		968,000	687,280
TOTAL VENEZUELA			37,132,275
Vietnam - 1.1%
Vietnamese Socialist Republic:
1.2139% 3/12/16 (h)		763,652	753,152
4% 3/12/28 (e)		10,440,833	10,179,812
4.8% 11/19/24 (f)		1,580,000	1,580,000
TOTAL VIETNAM			12,512,964
TOTAL GOVERNMENT OBLIGATIONS (Cost $668,513,581)			652,776,260
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,173,836)	INR	75,500,000	1,183,552
Sovereign Loan Participations - 0.5%

Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.25% 12/14/19 (h)		3,229,375	3,164,788
Mizuho 1.25% 12/14/19 (h)		2,608,246	2,556,081
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,654,384)			5,720,869
Preferred Securities - 2.2%
		Principal Amount (d)	Value
Brazil - 0.8%
Cosan Overseas Ltd. 8.25% (g)		$ 3,065,000	$ 3,088,834
Globo Comunicacao e Participacoes SA 6.25% (e)(f)(g)		5,470,000	5,530,787
TOTAL BRAZIL			8,619,621
British Virgin Islands - 0.2%
Magnesita Finance Ltd.:
8.625% (f)(g)		1,895,000	1,573,826
8.625% (Reg. S) (g)		300,000	249,154
TOTAL BRITISH VIRGIN ISLANDS			1,822,980
Cayman Islands - 1.2%
Banco Do Brasil SA 9% (f)(g)(h)		1,890,000	1,711,200
CSN Islands XII Corp. 7% (Reg. S) (g)		4,515,000	3,031,921
Odebrecht Finance Ltd.:
7.5% (f)(g)		10,375,000	8,232,203
7.5% (Reg. S) (g)		300,000	238,039
TOTAL CAYMAN ISLANDS			13,213,363
TOTAL PREFERRED SECURITIES (Cost $27,369,671)			23,655,964
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $44,241,575)	44,241,575	44,241,575
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $1,131,151,799)		1,084,292,211
NET OTHER ASSETS (LIABILITIES) - 1.7%		18,920,446
NET ASSETS - 100%		$ 1,103,212,657
Currency Abbreviations
BRL	-	Brazilian real
COP	-	Colombian peso
IDR	-	Indonesian rupiah
INR	-	Indian rupee
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $441,735,319 or 40.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 356,713,991	$ -	$ 356,713,991	$ -
Government Obligations	652,776,260	-	648,103,008	4,673,252
Supranational Obligations	1,183,552	-	1,183,552	-
Sovereign Loan Participations	5,720,869	-	-	5,720,869
Preferred Securities	23,655,964	-	23,655,964	-
Money Market Funds	44,241,575	44,241,575	-	-
Total Investments in Securities:	$ 1,084,292,211	$ 44,241,575	$ 1,029,656,515	$ 10,394,121
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Government Obligations
Beginning Balance	$ 15,755,953
Net Realized Gain (Loss) on Investment Securities	(35,561)
Net Unrealized Gain (Loss) on Investment Securities	113,004
Cost of Purchases	-
Proceeds of Sales	(3,244,523)
Amortization/Accretion	24,130
Transfers into Level 3	-
Transfers out of Level 3	(7,939,751)
Ending Balance	$ 4,673,252
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 63,126
Other Investments in Securities
Beginning Balance	$ 7,510,538
Net Realized Gain (Loss) on Investment Securities	7,706
Net Unrealized Gain (Loss) on Investment Securities	53,036
Cost of Purchases	-
Proceeds of Sales	(243,234)
Amortization/Accretion	20,134
Transfers into Level 3	-
Transfers out of Level 3	(1,627,311)
Ending Balance	$ 5,720,869
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 53,036

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.9%
AAA,AA,A	10.5%
BBB	22.9%
BB	21.3%
B	11.0%
CCC,CC,C	15.7%
D	0.4%
Not Rated	9.4%
Equities	0.2%
Short-Term Investments and Net Other Assets	5.7%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,086,910,224)	$ 1,040,050,636
Fidelity Central Funds (cost $44,241,575)	44,241,575
Total Investments (cost $1,131,151,799)		$ 1,084,292,211
Receivable for investments sold		6,501,039
Receivable for fund shares sold		133,639
Dividends receivable		22,255
Interest receivable		19,651,294
Distributions receivable from Fidelity Central Funds		4,458
Other receivables		130
Total assets		1,110,605,026

Liabilities
Payable to custodian bank	$ 422,662
Payable for investments purchased	5,326,412
Payable for fund shares redeemed	902,284
Accrued management fee	607,818
Other affiliated payables	90,142
Other payables and accrued expenses	43,051
Total liabilities		7,392,369

Net Assets		$ 1,103,212,657
Net Assets consist of:
Paid in capital		$ 1,152,002,191
Undistributed net investment income		14,901,532
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,812,308)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(46,878,758)
Net Assets		$ 1,103,212,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Series Emerging Markets Debt:
Net Asset Value, offering price and redemption price per share ($532,513,569 ÷ 55,081,757 shares)	$ 9.67

Class F:
Net Asset Value, offering price and redemption price per share ($570,699,088 ÷ 59,031,324 shares)	$ 9.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,158,147
Interest		41,421,060
Income from Fidelity Central Funds		36,567
Total income		42,615,774

Expenses
Management fee	$ 3,642,826
Transfer agent fees	281,525
Accounting fees and expenses	254,704
Custodian fees and expenses	23,284
Independent trustees' compensation	2,295
Audit	30,749
Legal	778
Miscellaneous	4,435
Total expenses before reductions	4,240,596
Expense reductions	(314)	4,240,282
Net investment income (loss)		38,375,492
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,681,114)
Foreign currency transactions	(142,726)
Total net realized gain (loss)		(13,823,840)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,895,545
Assets and liabilities in foreign currencies	70,658
Total change in net unrealized appreciation (depreciation)		13,966,203
Net gain (loss)		142,363
Net increase (decrease) in net assets resulting from operations		$ 38,517,855

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,375,492	$ 73,777,580
Net realized gain (loss)	(13,823,840)	(2,152,625)
Change in net unrealized appreciation (depreciation)	13,966,203	(46,846,582)
Net increase (decrease) in net assets resulting from operations	38,517,855	24,778,373
Distributions to shareholders from net investment income	(32,346,158)	(65,191,750)
Distributions to shareholders from net realized gain	-	(8,835,661)
Total distributions	(32,346,158)	(74,027,411)
Share transactions - net increase (decrease)	6,607,540	(7,761,450)
Total increase (decrease) in net assets	12,779,237	(57,010,488)

Net Assets
Beginning of period	1,090,433,420	1,147,443,908
End of period (including undistributed net investment income of $14,901,532 and undistributed net investment income of $8,872,198, respectively)	$ 1,103,212,657	$ 1,090,433,420

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets Debt

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 10.05	$ 11.15	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.335	.646	.603	.627	.420
Net realized and unrealized gain (loss)	.007	(.438)	(1.068)	1.218	(.127)
Total from investment operations	.342	.208	(.465)	1.845	.293
Distributions from net investment income	(.282)	(.570)	(.550)	(.565)	(.365)
Distributions from net realized gain	-	(.078)	(.085)	(.050)	(.008)
Total distributions	(.282)	(.648)	(.635)	(.615)	(.373)
Net asset value, end of period	$ 9.67	$ 9.61	$ 10.05	$ 11.15	$ 9.92
Total ReturnB, C	3.58%	1.87%	(4.22)%	19.09%	2.97%
Ratios to Average Net Assets E, H
Expenses before reductions	.83%A	.83%	.84%	.85%	.90%A
Expenses net of fee waivers, if any	.83%A	.83%	.84%	.85%	.90%A
Expenses net of all reductions	.83%A	.83%	.84%	.85%	.90%A
Net investment income (loss)	6.96%A	6.30%	5.73%	5.95%	5.37%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 532,514	$ 531,358	$ 581,496	$ 675,329	$ 567,740
Portfolio turnover rate F	39%A	40%	36%	41%	45%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.61	$ 10.05	$ 11.15	$ 9.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.340	.657	.613	.641	.430
Net realized and unrealized gain (loss)	.007	(.438)	(1.066)	1.217	(.126)
Total from investment operations	.347	.219	(.453)	1.858	.304
Distributions from net investment income	(.287)	(.581)	(.562)	(.578)	(.376)
Distributions from net realized gain	-	(.078)	(.085)	(.050)	(.008)
Total distributions	(.287)	(.659)	(.647)	(.628)	(.384)
Net asset value, end of period	$ 9.67	$ 9.61	$ 10.05	$ 11.15	$ 9.92
Total ReturnB, C	3.63%	1.98%	(4.11)%	19.24%	3.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.72%A	.72%	.72%	.73%	.76%A
Expenses net of fee waivers, if any	.72%A	.72%	.72%	.73%	.76%A
Expenses net of all reductions	.72%A	.72%	.72%	.73%	.76%A
Net investment income (loss)	7.06%A	6.41%	5.84%	6.07%	5.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 570,699	$ 559,075	$ 565,948	$ 489,376	$ 253,475
Portfolio turnover rate F	39%A	40%	36%	41%	45%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to December 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Series Emerging Markets Debt Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets Debt and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,564,169
Gross unrealized depreciation	(69,980,767)
Net unrealized appreciation (depreciation) on securities	$ (32,416,598)

Tax cost	$ 1,116,708,809

The Fund intends to elect to defer to its next fiscal year $338,247 of ordinary losses recognized during the period November 1, 2014 to December 31, 2014. The Fund intends to elect to defer to its next fiscal year $2,561,311 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $183,661,223 and $174,347,658, respectively.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Emerging Markets Debt. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Emerging Markets Debt	$ 281,525.11

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $878 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $314.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Series Emerging Markets Debt	$ 15,497,535	$ 31,978,718
Class F	16,848,623	33,213,032
Total	$ 32,346,158	$ 65,191,750
From net realized gain
Series Emerging Markets Debt	$ -	$ 4,286,876
Class F	-	4,548,785
Total	$ -	$ 8,835,661

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Series Emerging Markets Debt
Shares sold	1,655,301	3,369,883	$ 16,051,598	$ 34,627,084
Reinvestment of distributions	1,593,026	3,548,450	15,496,852	36,243,420
Shares redeemed	(3,437,128)	(9,527,155)	(33,292,412)	(97,655,824)
Net increase (decrease)	(188,801)	(2,608,822)	$ (1,743,962)	$ (26,785,320)
Class F
Shares sold	3,041,681	7,095,003	$ 29,510,724	$ 73,002,552
Reinvestment of distributions	1,731,830	3,695,780	16,848,361	37,743,366
Shares redeemed	(3,895,538)	(8,969,168)	(38,007,583)	(91,722,048)
Net increase (decrease)	877,973	1,821,615	$ 8,351,502	$ 19,023,870

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Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SED-SANN-0815
1.924253.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2015